Leases - Future Minimum Lease Payments Due Under Long-Term Operating Leases (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Years ending Dec. 31,
2020		$ 3,994
2021		3,443
2022		3,287
2023		3,249
2024		3,235
Thereafter		18,618
Total minimum lease payments		35,826
Less: amount representing interest		7,069
Present value of net minimum operating lease payments		28,757
Current liabilities		2,978
Non-current liabilities	$ 25,119	25,779	$ 0
CLECO POWER
Years ending Dec. 31,
2020		3,960
2021		3,409
2022		3,256
2023		3,220
2024		3,216
Thereafter		18,618
Total minimum lease payments		35,679
Less: amount representing interest		7,086
Present value of net minimum operating lease payments		28,593
Current liabilities		2,935
Non-current liabilities		$ 25,658